Mortgage Servicing Rights - Summary of Mortgage Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 31, 2013
Transfers And Servicing [Abstract]
Balance at beginning of period	$ 22,341	$ 24,235	$ 23,041	$ 24,348	$ 24,235	$ 24,970
Additions	353	1,383	599	3,036	2,751	8,566
Amortization	(922)	(1,747)	(1,868)	(3,513)	(3,945)	(9,301)
Balance at end of period - before valuation allowance	21,772	23,871	21,772	23,871	23,041	24,235
Valuation allowance	(843)	(1,153)	(843)	(1,153)	(747)	(2,411)
Balance at end of period	20,929	22,718	20,929	22,718	22,294	21,824
Fair value at the end of the period	$ 21,588	$ 23,372	$ 21,588	$ 23,372	$ 23,553	$ 22,088
Key assumptions:
Weighted average discount rate			11.98%	12.17%	12.02%	10.79%
Weighted average prepayment speed			8.63%	9.08%	7.06%	11.76%